Commitments and Contingencies - Contractual Obligation, Fiscal Year Maturity (Details) - USD ($)	Jun. 29, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital Lease Obligations
2019		$ 44,000
2020		34,000
2021		28,000
2022		19,000
2023		6,000
Thereafter		0
Total minimum lease payments		131,000
Less: imputed interest (4.1% to 15.9%)		(11,000)
Total capital lease obligations		120,000
Short-term capital lease liabilities	$ 33,000	44,000	$ 143,000
Long-term capital lease obligations		76,000
Operating Lease Obligations
2019		1,264,000
2020	500,000	1,104,000
2021	500,000	1,088,000
2022	500,000	593,000
2023	500,000	542,000
Thereafter	100,000	859,000
Total operating lease obligations	$ 2,700,000	5,450,000
Purchase Commitments
2019		22,440,000
2020		0
2021		0
2022		0
2023		0
Thereafter		0
Purchase obligation		$ 22,440,000